OTHER INCOME (EXPENSES), NET (Schedule of Components of Other Income, Net) (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended						12 Months Ended
	Nov. 30, 2014	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Nov. 14, 2014	Jun. 30, 2014
ESA Cultural Investment (Hong Kong) limited [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan receivable							$ 5,600			$ 5,600
Amount drawn							$ 4,000
Interest rate of debt securities (as a percent)									20.00%
Percentage of loan receivable on extended maturity date									50.00%
Loan receivable on extended maturity date						$ 2,800		$ 2,800
Proceeds from loan payments			$ 6,000			800			$ 2,000	$ 5,600
Impairment in other expenses								2,800
Proceeds from interest income			1,100
Loan amount reseved due to collectability risk			$ 2,800			$ 2,800		$ 2,800				$ 2,800
Principal reversed loan outstanding balance		$ 0
Inphi Corporation [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Shares received in exchange of interest in related party											124,395
Fair value of shares	$ 2,300
Unrealized gain in other comprehensive income	$ 500
Proceeds from sale of equity					$ 124,395
Cash considerations from sale of equity					2,400
Realized gain on other income					$ 600
Cash proceedsfrom sale of assets				$ 700
Carrying value of assets sold				$ 0
Escrow deposit		$ 300